Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Equipment	Equipment consists of the following:
	December 31,	December 31,
	2022	2021

Equipment	$920,571	$603,972
	920,571	603,972
Less accumulated depreciation	(369,367)	(207,078)
Equipment, net	$551,204	$396,894

Schedule of Plant Asset Consists

At December 31, 2022, the asset consists of the following:

December 31, 2022
Deposit paid	$500,000
Sales tax paid	231,000
Value of shares issued	1,970,264
Value of warrants issued	1,273,032
Total plant & inventory purchased	3,974,296
Site preparation costs	2,296,266
Demobilization	2,201,414
Less spare parts inventory	(341,004)
Pend Oreille plant asset, net	$8,130,972